Expenses by nature - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	$ 107,353	$ 112,914	$ 84,780
Raw materials and consumables	28,350	44,145	38,742
Depreciation and amortization	158,088	155,761	134,505
Depreciation of right of use assets	17,829	16,362	13,626
Fuel, lubricants and others	40,672	42,239	28,035
Maintenance and repairs	39,318	31,573	24,524
Freights	65,398	70,688	50,752
Export taxes / selling taxes	29,910	39,202	43,509
Export expenses	11,550	17,963	11,745
Contractors and services	16,245	10,551	9,840
Energy transmission	2,621	3,053	2,347
Energy power	5,985	9,133	6,580
Professional fees	11,561	10,231	9,409
Other taxes	5,111	3,942	3,926
Contingencies	988	568	855
Lease expense and similar arrangements	2,337	2,481	2,852
Third parties raw materials	118,432	121,571	83,633
Tax recoveries	(74)	(556)	(1,546)
Others	27,312	27,177	24,831
Subtotal	688,986	718,998	572,945
Own agricultural produce consumed	351,035	378,703	371,896
Total	1,040,021	1,097,701	944,841
General and Administrative Expenses
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	30,581	39,347	30,727
Raw materials and consumables	0	0	0
Depreciation and amortization	14,632	18,109	14,280
Depreciation of right of use assets	7,837	7,702	7,173
Fuel, lubricants and others	572	712	854
Maintenance and repairs	1,377	1,718	1,956
Freights	0	0	0
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	0	0	0
Energy transmission	0	0	0
Energy power	342	373	335
Professional fees	8,553	8,337	7,600
Other taxes	582	852	582
Contingencies	988	568	855
Lease expense and similar arrangements	975	1,153	1,863
Third parties raw materials	0	0	0
Tax recoveries	0	0	0
Others	3,881	5,416	3,569
Subtotal	70,320	84,287	69,794
Own agricultural produce consumed	0	0	0
Total	70,320	84,287	69,794
Selling Expenses
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	8,899	9,472	7,221
Raw materials and consumables	0	0	0
Depreciation and amortization	1,166	1,408	1,304
Depreciation of right of use assets	208	99	49
Fuel, lubricants and others	251	340	279
Maintenance and repairs	583	741	800
Freights	57,629	57,913	38,970
Export taxes / selling taxes	29,910	39,202	43,509
Export expenses	11,550	17,963	11,745
Contractors and services	0	0	0
Energy transmission	2,621	3,053	2,347
Energy power	66	89	85
Professional fees	1,725	802	815
Other taxes	23	63	62
Contingencies	0	0	0
Lease expense and similar arrangements	567	271	251
Third parties raw materials	0	0	0
Tax recoveries	0	0	0
Others	13,894	12,099	10,225
Subtotal	129,092	143,515	117,662
Own agricultural produce consumed	0	0	0
Total	129,092	143,515	117,662
Operating segments | Cost of production of manufactured products
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	67,873	64,095	46,832
Raw materials and consumables	28,350	44,145	38,742
Depreciation and amortization	142,290	136,244	118,921
Depreciation of right of use assets	9,784	8,561	6,404
Fuel, lubricants and others	39,849	41,187	26,902
Maintenance and repairs	37,358	29,114	21,768
Freights	7,769	12,775	11,782
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	16,245	10,551	9,840
Energy transmission	0	0	0
Energy power	5,577	8,671	6,160
Professional fees	1,283	1,092	994
Other taxes	4,506	3,027	3,282
Contingencies	0	0	0
Lease expense and similar arrangements	795	1,057	738
Third parties raw materials	118,432	121,571	83,633
Tax recoveries	(74)	(556)	(1,546)
Others	9,537	9,662	11,037
Subtotal	489,574	491,196	385,489
Own agricultural produce consumed	351,035	378,703	371,896
Total	840,609	869,899	757,385
Operating segments | Cost of production of manufactured products | Farming | Crops
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	2,549	4,216	3,651
Raw materials and consumables	293	367	578
Depreciation and amortization	3,087	4,463	3,930
Depreciation of right of use assets	0	0	0
Fuel, lubricants and others	139	239	336
Maintenance and repairs	724	1,264	1,341
Freights	80	519	644
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	2,013	2,218	2,587
Energy transmission	0	0	0
Energy power	817	1,577	1,276
Professional fees	38	59	78
Other taxes	12	25	23
Contingencies	0	0	0
Lease expense and similar arrangements	127	178	162
Third parties raw materials	3,838	8,270	2,804
Tax recoveries	0	0	0
Others	552	1,335	962
Subtotal	14,269	24,730	18,372
Own agricultural produce consumed	32,817	43,780	41,218
Total	47,086	68,510	59,590
Operating segments | Cost of production of manufactured products | Farming | Rice
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	10,541	12,362	6,841
Raw materials and consumables	818	367	373
Depreciation and amortization	4,514	3,814	2,692
Depreciation of right of use assets	32	115	102
Fuel, lubricants and others	665	249	89
Maintenance and repairs	2,550	3,320	1,851
Freights	5,662	9,319	8,154
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	2,705	720	235
Energy transmission	0	0	0
Energy power	2,291	3,172	1,501
Professional fees	71	86	84
Other taxes	160	117	92
Contingencies	0	0	0
Lease expense and similar arrangements	523	682	319
Third parties raw materials	35,289	23,934	2,852
Tax recoveries	0	0	0
Others	1,396	2,736	5,273
Subtotal	67,217	60,993	30,458
Own agricultural produce consumed	56,412	104,337	93,846
Total	123,629	165,330	124,304
Operating segments | Cost of production of manufactured products | Farming | Dairy
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	7,733	11,627	9,268
Raw materials and consumables	19,361	29,317	24,755
Depreciation and amortization	3,153	4,007	3,590
Depreciation of right of use assets	350	971	602
Fuel, lubricants and others	1,338	1,886	1,730
Maintenance and repairs	1,490	1,856	1,779
Freights	1,921	2,862	2,377
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	214	569	260
Energy transmission	0	0	0
Energy power	1,693	3,189	2,544
Professional fees	69	110	140
Other taxes	102	110	118
Contingencies	0	0	0
Lease expense and similar arrangements	145	197	257
Third parties raw materials	47,336	75,674	62,737
Tax recoveries	0	0	0
Others	1,498	1,269	2,166
Subtotal	86,403	133,644	112,323
Own agricultural produce consumed	34,938	47,079	45,760
Total	121,341	180,723	158,083
Operating segments | Cost of production of manufactured products | Sugar, Ethanol and Energy
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	47,050	35,890	27,072
Raw materials and consumables	7,878	14,094	13,036
Depreciation and amortization	131,536	123,960	108,709
Depreciation of right of use assets	9,402	7,475	5,700
Fuel, lubricants and others	37,707	38,813	24,747
Maintenance and repairs	32,594	22,674	16,797
Freights	106	75	607
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	11,313	7,044	6,758
Energy transmission	0	0	0
Energy power	776	733	839
Professional fees	1,105	837	692
Other taxes	4,232	2,775	3,049
Contingencies	0	0	0
Lease expense and similar arrangements	0	0	0
Third parties raw materials	31,969	13,693	15,240
Tax recoveries	(74)	(556)	(1,546)
Others	6,091	4,322	2,636
Subtotal	321,685	271,829	224,336
Own agricultural produce consumed	226,868	183,507	191,072
Total	$ 548,553	$ 455,336	$ 415,408